As filed with the Securities and Exchange Commission on May 4, 2020
1933 Act Registration File No. 333-15881
1940 Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	68	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	69	[X]

WILSHIRE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California 90401
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 591-1568

(Name and Address of Agent for Service) Jason Schwarz c/o Wilshire Associated Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 68 hereby incorporates Parts A, B and C from the Fund’s PEA No. 67 on Form N-1A filed April 17, 2020. This PEA No. 68 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 67.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on May 1, 2020.

WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 75 to its Registration Statement has been signed below on May 1, 2020 by the following persons in the capacities indicated.

Signature		Title	Date

Roger Formisano*		Trustee	May 1, 2020
Roger Formisano

Edward Gubman*		Trustee	May 1, 2020
Edward Gubman

Suanne K. Luhn*		Trustee	May 1, 2020
Suanne K. Luhn

George J. Zock*		Trustee	May 1, 2020
George J. Zock

Elizabeth A. Levy-Navarro*		Trustee	May 1, 2020
Elizabeth A. Levy-Navarro

/s/ Jason A. Schwarz		Trustee, President, and Principal Executive Officer	May 1, 2020
Jason A. Schwarz

/s/ Michael Wauters		Treasurer and Principal Financial and Accounting Officer	May 1, 2020
Michael Wauters

*By:	/s/ Michael Wauters		May 1, 2020
Michael Wauters As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE